Inventory (Details) - Schedule of inventory - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Raw Materials	$ 82,834
Packaging	78,799	2,907
Finished goods	717,417	103,496
Total	$ 879,050	$ 106,403